CONSOLIDATED STATEMENTS OF EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Series A	Series D	Series F	Series G	Series H	Series I Preferred Stock	Preferred Stock Series A	Preferred Stock Series D	Preferred Stock Series F	Preferred Stock Series G	Preferred Stock Series H	Preferred Stock Series I Preferred Stock	Common Stock	Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Common Stock	Accumulated Deficit Series A	Accumulated Deficit Series D	Accumulated Deficit Series F	Accumulated Deficit Series G	Accumulated Deficit Series H	Accumulated Deficit Series I Preferred Stock	Noncontrolling Interests in Consolidated Entities	Operating partnership units
Beginning balance, value at Dec. 31, 2016	$ 792,377								$ 17	$ 95	$ 48	$ 62	$ 0	$ 0	$ 964		$ 1,764,450	$ (974,015)								$ 756	$ 132,768
Beginning balance, shares (in shares) at Dec. 31, 2016									1,657	9,469	4,800	6,200	0	0	96,377
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)															(203)
Purchases of common stock	(1,272)														$ (2)		(1,270)
Equity-based compensation	7,227																7,227										5,060
Forfeitures of restricted shares (in shares)															(56)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)															1,271
Issuance of restricted shares/units	0														$ 12		(12)										94
Redemption of preferred shares (in shares)									(1,657)	(7,080)
Redemption of preferred shares	(218,425)								$ (17)	$ (71)							(207,538)	(10,799)
Issuance of stock (in shares)		0											3,800	5,400
Issuance of stock	222,071												$ 38	$ 54			221,979
Less: Dividends		$ (47,104)	$ (2,539)	$ (18,211)	$ (8,849)	$ (11,430)	$ (2,494)	$ (1,238)							(45,752)				$ (47,104)	$ (2,539)	$ (18,211)	$ (8,849)	$ (11,430)	$ (2,494)	$ (1,238)
Distributions to noncontrolling interests	0																										(10,007)
Redemption/conversion of operating partnership units (in shares)																20
Redemption/conversion of operating partnership units	161															$ 0	161	0									(161)
Cumulative adjustments to redeemable noncontrolling interests	(10,010)																	(10,010)									10,010
Net income (loss)	(67,118)																	(67,008)								(110)	(21,642)
Ending balance, value at Dec. 31, 2017	633,146								$ 0	$ 24	$ 48	$ 62	$ 38	$ 54	$ 974		1,784,997	(1,153,697)								646	116,122
Ending balance, shares (in shares) at Dec. 31, 2017									0	2,389	4,800	6,200	3,800	5,400	97,409
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)															(249)
Purchases of common stock	(1,598)														$ (3)		(1,595)
Equity-based compensation	16,098																16,098										10,841
Forfeitures of restricted shares (in shares)															(48)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)															1,490
Issuance of restricted shares/units	123														$ 15		108										53
Issuance of stock (in shares)		2,434			4,800										2,434
Issuance of stock	14,689														$ 24		14,665
Less: Dividends		$ (47,951)		(5,047)	$ (8,849)	(11,431)	(7,125)	(10,125)							(47,057)				(47,951)		(5,047)	(8,849)	(11,431)	(7,125)	(10,125)
Distributions to noncontrolling interests																											(8,789)
Cumulative adjustments to redeemable noncontrolling interests	8,171																	8,171									(8,171)
Net income (loss)	(126,996)																	(126,966)								(30)	(29,313)
Ending balance, value at Dec. 31, 2018	453,105								$ 0	$ 24	$ 48	$ 62	$ 38	$ 54	$ 1,010		1,814,273	(1,363,020)								616	80,743
Ending balance, shares (in shares) at Dec. 31, 2018									0	2,389	4,800	6,200	3,800	5,400	101,036
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of new accounting standard	1,755																	1,755
Purchases of common stock (in shares)															(187)
Purchases of common stock	(903)														$ (1)		(902)
Equity-based compensation	2,788																2,788										1,802
Forfeitures of restricted shares (in shares)															(6)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)															1,323
Issuance of restricted shares/units	0														$ 13		(13)										23
Issuance of units for hotel acquisition	0																										7,854
Common stock issuance costs	(200)																(200)
Less: Dividends		$ (12,450)		(1,262)	$ (2,212)	$ (2,858)	(1,781)	$ (2,531)							(11,979)				(12,450)		(1,262)	(2,212)	(2,858)	(1,781)	(2,531)
Distributions to noncontrolling interests	0																										(2,623)
Cumulative adjustments to redeemable noncontrolling interests	(22,760)																	(22,760)									22,760
Net income (loss)	(38,043)																	(38,017)								(26)	(8,579)
Ending balance, value at Mar. 31, 2019	372,648									$ 24	$ 48	$ 62	$ 38	$ 54	$ 1,022		1,815,946	(1,445,136)								590
Ending balance, shares (in shares) at Mar. 31, 2019										2,389	4,800	6,200	3,800	5,400	102,166
Beginning balance, value at Dec. 31, 2018	453,105								$ 0	$ 24	$ 48	$ 62	$ 38	$ 54	$ 1,010		1,814,273	(1,363,020)								616	80,743
Beginning balance, shares (in shares) at Dec. 31, 2018									0	2,389	4,800	6,200	3,800	5,400	101,036
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)															(210)
Purchases of common stock	(1,031)														$ (1)		(1,030)
Equity-based compensation	12,413																12,413										7,304
Forfeitures of restricted shares (in shares)															(62)
Forfeitures of restricted shares	0														$ (1)		1
Issuance of restricted shares/units (in shares)															1,340
Issuance of restricted shares/units	0														$ 13		(13)										28
Issuance of units for hotel acquisition	0																										7,854
Issuance of stock (in shares)		0			4,800	6,200		5,400
Common stock issuance costs	(91)																(91)
Less: Dividends		$ (31,116)		(5,048)	$ (8,849)	$ (11,430)	(7,125)	$ (10,125)							(29,840)				$ (31,116)		(5,048)	(8,849)	(11,430)	(7,125)	(10,125)
Distributions to noncontrolling interests	0																										(6,572)
Cumulative adjustments to redeemable noncontrolling interests	(9,445)																	(9,445)									9,445
Net income (loss)	(113,747)																	(113,635)								(112)	(28,932)
Ending balance, value at Dec. 31, 2019	269,266								$ 0	$ 24	$ 48	$ 62	$ 38	$ 54	$ 1,021		1,825,553	(1,558,038)								504	69,870
Ending balance, shares (in shares) at Dec. 31, 2019									0	2,389	4,800	6,200	3,800	5,400	102,104
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock (in shares)															(246)
Purchases of common stock	(358)														$ (3)		(355)
Equity-based compensation	3,272																3,272										1,634
Forfeitures of restricted shares (in shares)															(30)
Forfeitures of restricted shares	0
Issuance of restricted shares/units (in shares)															1,333
Issuance of restricted shares/units	0														$ 13		(13)
Less: Dividends				$ (1,262)	$ (2,212)	$ (2,858)	$ (1,781)	$ (2,531)							0						$ (1,262)	$ (2,212)	$ (2,858)	$ (1,781)	$ (2,531)
Redemption/conversion of operating partnership units (in shares)																1,955
Redemption/conversion of operating partnership units	959															$ 20	939										(959)
Cumulative adjustments to redeemable noncontrolling interests	19,046																	19,046									(19,046)
Net income (loss)	(84,249)																	(84,201)								(48)	$ (17,671)
Ending balance, value at Mar. 31, 2020	$ 197,670									$ 24	$ 48	$ 62	$ 38	$ 54	$ 1,051		$ 1,829,396	$ (1,633,459)								$ 456
Ending balance, shares (in shares) at Mar. 31, 2020										2,389	4,800	6,200	3,800	5,400	105,116